September 28, 2012

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

VIA EDGAR

Re:	The SteelPath MLP Funds Trust File Nos. 333-163614 and 811-22363 Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of The SteelPath MLP Funds Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, is a definitive proxy statement (“Proxy Statement”) to be used in connection with two special meetings of the shareholders of the Trust to be held on November 16, 2012 (the “Meetings”). The Proxy Statement consists of a letter to shareholders, notices of the Meetings, Proxy Statement and form of proxy. The Proxy Statement has been revised to respond to comments received on the preliminary Proxy Statement filed on September 14, 2012, and to address other matters.

The first Meeting will be held to consider the following items of business set forth below:

1.	To approve a new investment advisory agreement for each Fund;

2.	To approve changing, or removing, certain fundamental investment policies of each Fund as follows:

September 28, 2012

2a: Remove a Fund’s fundamental 80% investment policy (SteelPath MLP Alpha Fund, SteelPath MLP Income Fund and SteelPath Select 40 Fund)	2e: Revise the fundamental policy relating to lending (All Funds)

2b: Revise the fundamental policy relating to borrowing (All Funds)	2f: Revise the fundamental policy relating to real estate and commodities (All Funds)

2c: Revise the fundamental policy relating to concentration of investments (All Funds)	2g: Revise the fundamental policy relating to senior securities (All Funds)

2d: Remove the fundamental policy relating to diversification of investments (SteelPath MLP Select 40 Fund)	2h: Revise the fundamental policy relating to underwriting (All Funds)

3.	To amend and restate the Declaration of Trust.

The second Meeting will be held to elect new trustees.

If you have any questions or comments regarding the foregoing, please call me at (202) 778-9015.

Sincerely,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber